PROVISIONS - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Expected provisions settlement period	40 years
Expense of restructuring activities	€ 13	€ 4	€ 1
Close down and environmental remediation costs
Disclosure of other provisions [line items]
Change in discount rate	5.00%
Change in provision	€ 1